J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
304868813	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Due to the loan amount of XXX a second appraisal was required. The lower of the two values was used to calculate LTV